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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                   	  Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Municipal High Income Trust
               SCHEDULE OF INVESTMENTS 1/31/09 (unaudited)


 Principal
  Amount                                                            Value ($)
              TAX EXEMPT OBLIGATIONS  - 133.4% of Net Assets
              Alabama - 0.7%
1,000,000     Huntsville-Redstone Village Special Care Facilities F  629,300
2,000,000     Huntsville-Redstone Village Special Care Facilities F 1,054,120
                                                                    1,683,420
              Arizona - 2.3%
5,000,000     Apache County Industrial Development Authority, 5.85% 4,275,200
970,000       Pima County Industrial Development Authority, 7.25%,   789,716
500,000       Yavapai County Industrial Development Authority, 6.0%  377,405
                                                                    5,442,321
              California - 12.1%
7,885,000 (a) California State University Revenue, RIB, 9.142%, 11/ 6,865,864
4,500,000     California Statewide Communities Development Authority
                   Environmental Facilities Revenue, 9.0%, 12/1/38  3,576,780
1,000,000     California Statewide Communities Development Authorit  731,360
5,150,000  +  Golden State Tobacco Securitization Corp., 7.8%, 6/1/ 6,355,048
7,000,000  +  Golden State Tobacco Securitization Corp., 7.875%, 6/ 8,658,580
2,500,000     University of California Revenue, 5.0%, 5/15/25       2,528,675
655,000       Valley Health System Hospital Revenue, 6.5%, 5/15/25   399,353
                                                                   29,115,660
              Connecticut - 5.7%
10,335,000(a) Connecticut Health & Educational Facilities Authority10,283,532 5,000,000 Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31 3,467,200
                                                                   13,750,732
              Delaware - 0.4%
765,000       Sussex County Delaware Revenue, 5.9%, 1/1/26           522,235
600,000       Sussex County Delaware Revenue, 6.0%, 1/1/35           363,366
                                                                     885,601
              District of Columbia - 3.2%
5,000,000     District of Columbia Tobacco Settlement Financing Cor 3,415,900
6,000,000     District of Columbia Tobacco Settlement Financing Cor 4,144,980
                                                                    7,560,880
              Florida - 4.3%
1,800,000     Beacon Lakes Community Development, 6.9%, 5/1/35      1,256,382
2,000,000     Brevard County Health Facilities Authority Revenue, 5 1,373,300
2,500,000     Liberty County Subordinate Revenue, 8.25%, 7/1/28     2,029,500
1,000,000     St. Johns County Industrial Development Authority Rev  613,200
2,000,000     St. Johns County Industrial Development Authority Rev 1,078,960
5,000,000     Tallahassee Health Facilities Revenue, 6.375%, 12/1/3 4,070,300
                                                                   10,421,642
              Georgia - 3.7%
4,240,000 (a) Atlanta Georgia Water & Waste Revenue, RIB, 8.622%, 1 3,049,238
2,400,000     Fulton County Residential Care Facilities Revenue, 5. 1,427,472
2,600,000     Fulton County Residential Care Facilities Revenue, 5. 1,326,494
7,500,000 (b) Main Street Natural Gas Project Revenue, 6.25%, 7/15/ 1,481,175
4,500,000 (b) Main Street Natural Gas Project Revenue, 6.375%, 7/15  888,705
1,000,000     Rockdale County Development Authority Revenue, 6.125%  644,860
                                                                    8,817,944
              Guam - 1.5%
5,000,000     Northern Mariana Islands, 5.0%, 10/1/22               3,508,700

              Idaho - 1.6%
5,000,000     Power County Industrial Development Corp., 6.45%, 8/1 3,893,900

              Illinois - 7.8%
2,000,000 (c) Centerpoint Intermodal Center, 10.0%, 6/15/23 (144A)  1,537,900
1,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/27     678,860
4,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/39    2,297,720
1,500,000 (b) Illinois Health Facilities Authority Revenue, 6.9%, 1 814,050 16,880,000(d) Metropolitan Pier & Exposition Authority Dedicated St12,132,838 1,800,000 Southwestern Illinois Development Authority Revenue, 1,151,478
                                                                   18,612,846
              Indiana - 3.4%
5,000,000     Indiana Health & Educational Facility Financing Autho 3,449,400
1,000,000     Indiana State Development Finance Authority Revenue,   727,050
4,300,000     Indiana State Development Finance Authority Revenue,  4,068,015
                                                                    8,244,465
              Louisiana - 2.0%
1,500,000     Louisiana Local Government Environmental Facilities R 1,041,780
5,000,000     Louisiana Public Facilities Authority Revenue, 5.5%,  3,660,700
                                                                    4,702,480
              Massachusetts - 4.2%
2,440,000     Massachusetts Development Finance Agency Revenue, 7.1 1,830,171
3,500,000     Massachusetts Health & Educational Facilities Authori 2,980,845
2,500,000     Massachusetts Health & Educational Facilities Authori 1,665,075
5,000,000     Massachusetts Health & Educational Facilities Authori 3,541,000
                                                                   10,017,091
              Michigan - 2.2%
950,000       Doctor Charles Drew Academy, 5.7%, 11/1/36             515,195
1,700,000     Flint Michigan Hospital Building Authority Revenue, 5 1,369,282
1,500,000     John Tolfree Health System Corp., 6.0%, 9/15/23       1,107,435
2,000,000     Michigan State Hospital Finance Authority Revenue, 5. 1,299,660
1,470,000     Star International Academy Certificates of Participat  923,968
                                                                    5,215,540
              Minnesota - 0.6%
1,675,000     Duluth Economic Development Authority Health Care Fac 1,317,538

              Mississippi - 1.0%
3,000,000     Mississippi Business Finance Corp. Pollution Control  2,437,710

              Montana - 0.3%
1,600,000     Two Rivers Authority, Inc. Correctional Facility Impr  640,576

              Nebraska - 0.6%
2,000,000     Grand Island Solid Waste Disposal Facilities Revenue, 1,513,100

              Nevada - 0.1%
2,000,000     Nevada State Department of Business & Industry, 7.25%  299,760

              New Jersey - 11.1%
2,000,000     New Jersey Economic Development Authority Revenue, 6. 1,428,700
13,350,000    New Jersey Economic Development Authority Revenue, 6. 8,343,483
1,000,000     New Jersey Economic Development Authority Revenue, 6.  672,250
6,150,000     New Jersey Economic Development Authority Revenue, 7. 4,007,586
10,000,000 +  Tobacco Settlement Financing Corp., 6.75%, 6/1/39    12,083,400
                                                                   26,535,419
              New Mexico - 1.3%
1,500,000     Otero County New Mexico Project Revenue, 6.0%, 4/1/23 1,111,275
2,960,000     Otero County New Mexico Project Revenue, 6.0%, 4/1/28 2,078,956
                                                                    3,190,231
              New York - 11.1%
2,500,000     Albany New York Industrial Development Agency Civic F 1,858,600
3,000,000     Dutchess County Industrial Development Agency Revenue 2,676,990
2,000,000     Nassau County New York Industrial Development Agency  1,376,580
2,000,000     New York City Industrial Development Agency, 5.375%,  1,615,220
12,990,000    New York City Industrial Development Agency, 6.9%, 8/ 5,332,005
7,040,000 (a) New York State Dormitory Authority Revenue, RIB, 12.0 8,098,957
2,000,000     Suffolk County Industrial Development Agency, 7.25%,  1,542,480
4,000,000     Triborough Bridge & Tunnel Authority Revenue, 5.25%,  4,009,760
                                                                   26,510,592
              North Carolina - 2.4%
4,030,000     Charlotte North Carolina Special Facilities Revenue,  2,079,641
5,740,000     Charlotte North Carolina Special Facilities Revenue,  3,664,244
                                                                    5,743,885
              Oklahoma - 6.3%
3,000,000  +  Oklahoma Development Finance Authority Revenue, 5.625 3,104,430
7,000,000  +  Oklahoma Development Finance Authority Revenue, 5.625 7,243,670
1,225,000     Tulsa Municipal Airport Revenue, 6.25%, 6/1/20         837,165
4,350,000     Tulsa Municipal Airport Revenue, 7.35%, 12/1/11       3,880,635
                                                                   15,065,900
              Pennsylvania - 8.3%
3,000,000     Allegheny County Hospital Development Authority Reven 1,624,650
1,550,000     Allegheny County Hospital Development Authority Reven 1,275,588
12,300,000 +  Allegheny County Hospital Development Authority Reven14,270,952
1,000,000     Columbia County Hospital Authority Health Care Revenu  625,120
925,000       Hazleton Health Services Authority Hospital Revenue,   723,905
1,280,000     Langhorne Manor Borough Higher Education & Health Aut  956,032
500,000       Pennsylvania Higher Educational Facilities Authority   370,285
                                                                   19,846,532
              Rhode Island - 1.7%
6,000,000     Central Falls Detention Facilities Revenue, 7.25%, 7/ 4,092,960

              South Carolina - 2.9%
5,185,000  +  South Carolina Jobs Economic Development Authority Re 6,133,336
665,000    +  South Carolina Jobs Economic Development Authority Re  793,571
                                                                    6,926,907
              Tennessee  - 5.5%
7,000,000  +  Johnson City Health & Educational Facilities Board Ho 8,020,040
2,480,000     Knox County Health, Educational & Housing Facilities
                 Board Hospital Revenue, 6.375%, 4/15/22            2,472,039
4,600,000    Sullivan County Health, Educational & Housing Facilities Board
Hospital Revenue, 5.25%, 9/1/36                                     2,677,798
                                                                   13,169,877
              Texas  - 15.2%
1,345,000     Bexar County Housing Finance Corp., 8.0%, 12/1/36      960,182
1,000,000     Dallas-Fort Worth International Airport Revenue, 6.0%  599,990
4,000,000     Decatur Hospital Authority Revenue, 7.0%, 9/1/25      3,120,240
2,000,000     Gulf Coast Industrial Development Authority Revenue,  1,284,080
3,750,000     Houston Airport System Special Facilities Revenue, 5. 2,106,375
5,340,000     Lubbock Health Facilities Development Corp., 6.625%,  3,637,875
10,000,000 North Texas Tollway Authority Revenue, 5.75%, 1/1/33 8,984,000 2,810,000 (a) Northside Independent School District, RIB, 10.555%, 2,833,773
500,000       Sabine River Authority Pollution Control Revenue, 6.1  264,740
7,040,000 (a) Texas State, RIB, 11.348%, 4/1/30 (144A)              7,085,971
735,000   (e) Willacy County Local Government Corp. Revenue, 6.0%,   738,175
1,075,000     Willacy County Local Government Corp. Revenue, 6.0%,  1,025,088
5,250,000     Willacy County Local Government Corp. Revenue, 6.875% 3,802,470
                                                                   36,442,959
              Utah  - 0.2%
800,000       Spanish Fork City Charter School Revenue, 5.55%, 11/1  546,552

              Vermont  - 0.6%
1,500,000     Vermont Educational & Health Buildings Financing Agen 1,526,685

              Virginia  - 0.3%
1,000,000     Peninsula Ports Authority, 6.0%, 4/1/33                825,950

              Washington - 8.7%
4,710,000     Spokane Public Facilities District Hotel/Motel Tax &  4,811,077
7,025,000     Tobacco Settlement Authority Revenue, 6.625%, 6/1/32  5,121,225
14,315,000    Washington State General Obligation, 0.0%, 6/1/22     7,776,767
5,000,000     Washington State Housing Finance Committee Nonprofit  3,253,900
                                                                   20,962,969
              Wisconsin  - 0.1%
2,320,000     Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/  348,000

              TOTAL TAX-EXEMPT OBLIGATIONS
              (Cost $380,378,641)                                 319,817,324

              MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.6% of Net Assets 10,000,000(c)(Non-Profit Preferred Funding Trust I,12.0%, 9/15/37 ( 8,700,100
              TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
              (Cost $10,000,000)                                    8,700,100

Shares        COMMON STOCK - 0.7% of Net Assets
247,994   (g) Delta Air Lines, Inc.                                 1,711,159
              TOTAL COMMON STOCK
              (Cost $6,612,756)                                     1,711,159
              TOTAL INVESTMENTS IN SECURITIES - 137.7%
              (Cost $396,991,397) (h)(i)                          330,228,583
              OTHER ASSETS AND LIABILITIES -  4.4%                 10,514,545
              PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE - (42.1)%              (101,007,570)
              NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0% 239,735,558

   RIB        Residual Interest Bonds

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2009 the value of these securities amounted to $49,001,887 or 20.4% of net assets applicable to common shareowners.

    +         Prerefunded bonds have been collateralized by U.S.
              Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

   (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at January 31, 2009.

   (b)        Security is in default and is non-income producing.

   (c)        The interest rate is subject to change periodically.
              The interest rate shown is the coupon rate at January 31, 2009.

   (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
              The rate shown is the coupon rate at January 31, 2009.

   (e)        Escrow to maturity.

   (f)        Indicates a security that has been deemed illiquid.
              The aggregate cost of illiquid securities is
               $10,000,000. The aggregate value $8,700,100
               represents 3.6% of the net assets.

   (g)        Non-income producing.

   (i)       At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $394,959,276 was as follows:

              Aggregate gross unrealized gain for all investments $18,015,249 there is an excess of value over tax cost

              Aggregate gross unrealized loss for all investments (82,745,942)
              there is an excess of tax cost over value          $(64,730,693)
              Net unrealized loss

              For financial reporting purposes net unrealized loss on investments was $66,762,814 and cost of investments aggregated $396,991,397.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                Investments  Other Financial
                                               in Securities   Instruments
Level 1 - Quoted Prices                         $1,711,159      $0
Level 2 - Other Significant Observable Inputs   328,517,424    (244,233)
Level 3 - Significant Unobservable Inputs        0              0
Total                                          $330,228,583    ($244,233)

        * Other financial instruments include foreign exchange contracts.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.